Common Stock Repurchase Plan	9 Months Ended
Sep. 30, 2011
Common Stock Repurchase Plan [Abstract]
Common Stock Repurchase Plan
Note 10 - Common Stock Repurchase Plan In January 2002, the Company announced a common stock repurchase plan (the "Repurchase Plan") which allows for the repurchase by the Company of up to 10 million shares of its common stock in the open market. The Repurchase Plan is conditioned upon favorable business conditions and acceptable prices for the common stock. Purchases under the Repurchase Plan may be made, from time to time, in the open market, through block trades or otherwise. Depending on market conditions and other factors, purchases may be commenced or suspended any time or from time to time without prior notice. Total Number of Shares Purchased Average Price Paid per Share (including Broker Commissions) Total Number Shares Purchased as Part of Publicly Announced Plans Maximum Number Shares that may yet be Purchased under the Plan Beginning balance January 1, 2011 - - 3,208,109 6,791,891 January 1, 2011 - January 31, 2011 - - 3,208,109 6,791,891 February 1, 2011 - February 28, 2011 - - 3,208,109 6,791,891 March 1, 2011 - March 31, 2011 - - 3,208,109 6,791,891 April 1, 2011 - April 30, 2011 - - 3,208,109 6,791,891 May 1, 2011 - May 31, 2011 - - 3,208,109 6 6,791,891 June 1, 2011 - June 30, 2011 - - 3,208,109 6,791,891 July 1, 2011 - July 31, 2011 - 3,208,109 6,791,891 August 1, 2011 - August 31, 2011 - 3,208,109 6,791,891 September 1, 2011 - September 30, 2011 - 3,208,109 6,791,891 Total -